WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communications - 1.5%
Entertainment Content - 1.5%
Warner Music Group Corporation - Class A	53,303	$ 1,598,024

Consumer Discretionary - 11.2%
Automotive - 2.5%
Modine Manufacturing Company (a)	13,992	2,583,763

Leisure Facilities & Services - 5.4%
Cheesecake Factory, Inc. (The)	26,583	1,540,751
Domino's Pizza, Inc.	3,703	1,519,452
Texas Roadhouse, Inc.	8,575	1,542,299
Vail Resorts, Inc.	8,159	1,085,718
		5,688,220
Retail - Discretionary - 3.3%
Academy Sports & Outdoors, Inc.	26,129	1,437,356
Lithia Motors, Inc.	6,163	1,993,361
		3,430,717
Consumer Staples - 4.2%
Household Products - 1.6%
Interparfums, Inc.	17,765	1,733,331

Retail - Consumer Staples - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	17,049	1,576,010

Wholesale - Consumer Staples - 1.1%
US Foods Holding Corporation (a)	13,479	1,127,114

Energy - 5.0%
Oil & Gas Producers - 5.0%
Chord Energy Corporation	16,685	1,672,504
Gulfport Energy Corporation (a)	5,782	1,180,511
Permian Resources Corporation - Class A	146,766	2,367,336
		5,220,351

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 18.6%
Banking - 9.4%
Cullen/Frost Bankers, Inc.	18,914	$ 2,606,728
Glacier Bancorp, Inc.	45,843	2,323,323
SouthState Bank Corporation	27,404	2,804,251
Wintrust Financial Corporation	14,270	2,104,682
		9,838,984
Institutional Financial Services - 3.0%
Evercore, Inc. - Class A	4,423	1,562,513
Piper Sandler Companies	4,429	1,533,984
		3,096,497
Insurance - 4.8%
Mercury General Corporation	16,052	1,405,995
RenaissanceRe Holdings Ltd.	5,900	1,662,030
Skyward Specialty Insurance Group, Inc. (a)	42,884	1,913,484
		4,981,509
Specialty Finance - 1.4%
Marex Group plc	37,606	1,484,685

Health Care - 3.6%
Health Care Facilities & Services - 0.9%
Henry Schein, Inc. (a)	12,976	979,429

Medical Equipment & Devices - 2.7%
Cooper Companies, Inc. (The) (a)	13,224	1,076,169
Integer Holdings Corporation (a)	19,843	1,723,563
		2,799,732
Industrials - 15.7%
Aerospace & Defense - 4.5%
AAR Corporation (a)	22,587	2,392,189
Kratos Defense & Security Solutions, Inc. (a)	10,120	1,042,461
Moog, Inc. - Class A	3,999	1,221,095
		4,655,745
Electrical Equipment - 4.5%
BWX Technologies, Inc.	6,079	1,248,809
Hubbell, Inc.	3,252	1,586,781

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 15.7% (Continued)
Electrical Equipment - 4.5% (Continued)
Littelfuse, Inc.	5,710	$ 1,848,669
		4,684,259
Industrial Intermediate Products - 2.0%
Timken Company (The)	23,016	2,144,861

Machinery - 2.0%
MSA Safety, Inc.	11,604	2,055,649

Transportation & Logistics - 1.5%
XPO, Inc. (a)	10,553	1,563,005

Transportation Equipment - 1.2%
Blue Bird Corporation (a)	25,352	1,275,459

Materials - 13.8%
Chemicals - 2.0%
Sensient Technologies Corporation	21,840	2,064,317

Construction Materials - 4.7%
Advanced Drainage Systems, Inc.	13,450	2,044,938
Eagle Materials, Inc.	6,779	1,381,628
Trex Company, Inc. (a)	36,769	1,522,972
		4,949,538
Containers & Packaging - 3.6%
Crown Holdings, Inc.	15,262	1,597,626
Packaging Corporation of America	10,007	2,227,058
		3,824,684
Forestry, Paper & Wood Products - 1.0%
Boise Cascade Company	12,973	1,048,348

Metals & Mining - 2.5%
Pan American Silver Corporation	19,954	1,089,488
Royal Gold, Inc.	5,679	1,495,338
		2,584,826

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Real Estate - 9.0%
Real Estate Services - 1.1%
Newmark Group, Inc. - Class A	63,044	$ 1,124,074

REITs - 7.9%
Brixmor Property Group, Inc.	40,889	1,095,416
COPT Defense Properties	51,542	1,588,009
Federal Realty Investment Trust	14,766	1,493,729
PotlatchDeltic Corporation	47,551	1,984,303
Rexford Industrial Realty, Inc.	51,124	2,072,056
		8,233,513
Technology - 7.9%
Semiconductors - 3.2%
IPG Photonics Corporation (a)	9,085	839,545
Lattice Semiconductor Corporation (a)	12,971	1,044,425
Rambus, Inc. (a)	12,440	1,416,045
		3,300,015
Software - 3.7%
BlackLine, Inc. (a)	19,943	926,751
Pegasystems, Inc.	30,660	1,339,535
Verra Mobility Corporation (a)	82,706	1,596,226
		3,862,512
Technology Services - 1.0%
Amdocs Ltd.	13,232	1,084,230

Utilities - 6.7%
Electric Utilities - 4.6%
Avista Corporation	54,103	2,233,913
IDACORP, Inc.	19,742	2,621,540
		4,855,453
Gas & Water Utilities - 2.1%
National Fuel Gas Company	26,090	2,185,038

Total Common Stocks (Cost $83,476,395)		$ 101,633,892

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (b) (Cost $3,318,541)	3,318,541	$ 3,318,541

Investments at Value - 100.4% (Cost $86,794,936)		$ 104,952,433

Liabilities in Excess of Other Assets - (0.4%)		(390,603)

Net Assets - 100.0%		$ 104,561,830

plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2026.